Segment Information (Details) $ in Millions	3 Months Ended													6 Months Ended		12 Months Ended
	Jun. 30, 2016 USD ($)	Dec. 31, 2015 USD ($)	Sep. 30, 2015 USD ($)	Jun. 30, 2015 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Sep. 30, 2014 USD ($)	Jun. 30, 2014 USD ($)	Mar. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Sep. 30, 2013 USD ($)	Jun. 30, 2013 USD ($)	Mar. 31, 2013 USD ($)	Jun. 30, 2016 USD ($) segment	Jun. 30, 2015 USD ($)	Dec. 31, 2015 USD ($) segment	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Segment Reporting Information [Line Items]
Number of business segments | segment														4		4
Summary of Operations
Net interest income	$ 77	$ 76	$ 73	$ 73	$ 65	$ 61	$ 64	$ 63	$ 58	$ 41	$ 43	$ 47	$ 56	$ 156	$ 138	$ 287	$ 247	$ 186
Net gain on loan sales	90	46	68	83	91	53	52	55	45	45	75	144	137	165	174	288	206	402
Representation and warranty (provision) benefit	4	6	6	5	2	6	(13)	(5)	2	15	(5)	(29)	(17)	6	7	19	(10)	(36)
Other noninterest income	34			38										62	64
Benefit (provision) for loan losses	3	1	1	13	4	(5)	(8)	(6)	(112)	(14)	(4)	(31)	(21)	16	17	19	(132)	(70)
Asset resolution	(1)			(5)										(4)	(13)	(15)	(57)	(52)
Depreciation and amortization expense	(8)			(5)										(15)	(11)
Other noninterest expense	(130)			(128)										(257)	(252)
Total noninterest expense	(139)			(138)										(276)	(276)
Income (loss) before income taxes	69	45	71	74	50	15	(38)	38	(118)	(248)	14	61	23	129	124	240	(103)	(149)
Provision for income taxes	(22)	$ (12)	$ (24)	(28)	$ (18)	(4)	10	(12)	40	410	0	6	0	(43)	(46)	(82)	34	416
Net income (loss)	47			46		$ 11	$ (28)	$ 26	$ (78)	$ 162	$ 14	$ 67	$ 23	86	78	158	(69)	267
Average balances
Loans with government guarantees	2,884			2,218										2,897	2,031	2,188	1,554	2,548
Loans held-for-investment																633	1,216	1,477
Total assets	5,569			4,938										5,618	4,617	5,076	4,122	4,411
Total assets	13,438			11,811										13,491	11,336	11,956	9,886	12,555
Average Loans With Government Guarantees	444			630										460	747
Deposits	8,631			7,736										8,341	7,553	7,877	6,734	7,373
Mortgage Origination
Summary of Operations
Net interest income	20			19										40	34
Net gain on loan sales	87			87										156	183
Representation and warranty (provision) benefit	4			5										6	7
Other noninterest income	9			24										13	34
Benefit (provision) for loan losses	0			0										0	0
Asset resolution	0			0										0	0
Depreciation and amortization expense	(1)			0										(2)	(1)
Other noninterest expense	(61)			(61)										(118)	(118)
Total noninterest expense	(62)			(61)										(120)	(119)
Income (loss) before income taxes	58			74										95	139
Provision for income taxes	0			0										0	0
Net income (loss)	58			74										95	139
Average balances
Loans with government guarantees	2,828			2,173										2,780	1,988	2,148	1,472	2,312
Loans held-for-investment																0	0	12
Total assets	3			2										7	2	4	1	0
Total assets	3,471			2,628										3,409	2,477	2,661	1,630	3,277
Average Loans With Government Guarantees	0			0										0	0
Deposits	0			0										0	0	0	0	0
Mortgage Servicing
Summary of Operations
Net interest income	7			4										13	7
Net gain on loan sales	0			0										0	0
Representation and warranty (provision) benefit	0			0										0	0
Other noninterest income	13			14										26	27
Benefit (provision) for loan losses	0			0										0	0
Asset resolution	(1)			(5)										(4)	(12)
Depreciation and amortization expense	(1)			0										(2)	(1)
Other noninterest expense	(21)			(28)										(45)	(53)
Total noninterest expense	(23)			(33)										(51)	(66)
Income (loss) before income taxes	(3)			(15)										(12)	(32)
Provision for income taxes	0			0										0	0
Net income (loss)	(3)			(15)										(12)	(32)
Average balances
Loans with government guarantees	0			0										0	0	0	20	49
Loans held-for-investment																633	1,216	1,465
Total assets	0			0										0	0	0	0	0
Total assets	678			986										703	1,077	944	1,349	1,699
Average Loans With Government Guarantees	444			630										460	747
Deposits	1,558			1,128										1,357	1,038	1,203	750	837
Community Banking
Summary of Operations
Net interest income	49			42										96	81
Net gain on loan sales	3			(4)										9	(9)
Representation and warranty (provision) benefit	0			0										0	0
Other noninterest income	6			1										13	8
Benefit (provision) for loan losses	3			13										16	17
Asset resolution	0			0										0	(1)
Depreciation and amortization expense	(2)			(2)										(4)	(3)
Other noninterest expense	(45)			(37)										(88)	(77)
Total noninterest expense	(47)			(39)										(92)	(81)
Income (loss) before income taxes	14			13										42	16
Provision for income taxes	0			0										0	0
Net income (loss)	14			13										42	16
Average balances
Loans with government guarantees	56			45										117	43	40	62	187
Loans held-for-investment																0	0	0
Total assets	5,566			4,831										5,611	4,500	4,986	3,975	4,325
Total assets	5,653			4,803										5,745	4,457	4,972	3,943	4,509
Average Loans With Government Guarantees	0			0										0	0
Deposits	7,073			6,608										6,984	6,515	6,674	5,984	6,529
Other
Summary of Operations
Net interest income	1			8										7	16
Net gain on loan sales	0			0										0	0
Representation and warranty (provision) benefit	0			0										0	0
Other noninterest income	6			(1)										10	(5)
Benefit (provision) for loan losses	0			0										0	0
Asset resolution	0			0										0	0
Depreciation and amortization expense	(4)			(3)										(7)	(6)
Other noninterest expense	(3)			(2)										(6)	(4)
Total noninterest expense	(7)			(5)										(13)	(10)
Income (loss) before income taxes	0			2										4	1
Provision for income taxes	(22)			(28)										(43)	(46)
Net income (loss)	(22)			(26)										(39)	(45)
Average balances
Loans with government guarantees	0			0										0	0	0	0	0
Loans held-for-investment																0	0	0
Total assets	0			105										0	115	86	146	86
Total assets	3,636			3,394										3,634	3,325	3,379	2,964	3,070
Average Loans With Government Guarantees	0			0										0	0
Deposits	0			0										0	0	0	0	7
Operating Segments
Summary of Operations
Net interest income																287	247	186
Net gain on loan sales																288	206	402
Representation and warranty (provision) benefit																19	(10)	(36)
Other noninterest income																163	165	287
Total net interest income and noninterest income	205			199										389	383	757	608	839
Benefit (provision) for loan losses																19	(132)	(70)
Asset resolution																(15)	(57)	(52)
Depreciation and amortization expense																(24)	(24)	(23)
Other noninterest expense																(497)	(498)	(843)
Total noninterest expense																(536)	(579)	(918)
Income (loss) before income taxes																240	(103)	(149)
Provision for income taxes																(82)	34	416
Net income (loss)																158	(69)	267
Operating Segments | Mortgage Origination
Summary of Operations
Net interest income																72	56	74
Net gain on loan sales																303	209	401
Representation and warranty (provision) benefit																19	(10)	(36)
Other noninterest income																78	70	149
Total net interest income and noninterest income	120			135										215	258	472	325	588
Benefit (provision) for loan losses																0	0	0
Asset resolution																(1)	(3)	(6)
Depreciation and amortization expense																(3)	(1)	(1)
Other noninterest expense																(228)	(206)	(351)
Total noninterest expense																(232)	(210)	(358)
Income (loss) before income taxes																240	115	230
Provision for income taxes																0	0	0
Net income (loss)																240	115	230
Operating Segments | Mortgage Servicing
Summary of Operations
Net interest income																13	20	32
Net gain on loan sales																0	0	0
Representation and warranty (provision) benefit																0	0	0
Other noninterest income																56	58	62
Total net interest income and noninterest income	20			18										39	34	69	78	94
Benefit (provision) for loan losses																0	0	0
Asset resolution																(13)	(50)	(55)
Depreciation and amortization expense																(3)	(6)	(6)
Other noninterest expense																(107)	(123)	(113)
Total noninterest expense																(123)	(179)	(174)
Income (loss) before income taxes																(54)	(101)	(80)
Provision for income taxes																0	0	0
Net income (loss)																(54)	(101)	(80)
Operating Segments | Community Banking
Summary of Operations
Net interest income																171	150	160
Net gain on loan sales																(15)	(3)	1
Representation and warranty (provision) benefit																0	0	0
Other noninterest income																25	22	27
Total net interest income and noninterest income	58			39										118	80	181	169	188
Benefit (provision) for loan losses																19	(132)	(70)
Asset resolution																(1)	(4)	9
Depreciation and amortization expense																(6)	(5)	(4)
Other noninterest expense																(153)	(158)	(186)
Total noninterest expense																(160)	(167)	(181)
Income (loss) before income taxes																40	(130)	(63)
Provision for income taxes																0	0	0
Net income (loss)																40	(130)	(63)
Operating Segments | Other
Summary of Operations
Net interest income																31	21	(80)
Net gain on loan sales																0	0	0
Representation and warranty (provision) benefit																0	0	0
Other noninterest income																4	15	49
Total net interest income and noninterest income	7			7										17	11	35	36	(31)
Benefit (provision) for loan losses																0	0	0
Asset resolution																0	0	0
Depreciation and amortization expense																(12)	(12)	(12)
Other noninterest expense																(9)	(11)	(193)
Total noninterest expense																(21)	(23)	(205)
Income (loss) before income taxes																14	13	(236)
Provision for income taxes																(82)	34	416
Net income (loss)																(68)	47	180
Intersegment Eliminations
Summary of Operations
Total net interest income and noninterest income	0			0										0	0	0	0	0
Intersegment Eliminations | Mortgage Origination
Summary of Operations
Total net interest income and noninterest income	1			12										2	19	10	(2)	(32)
Intersegment Eliminations | Mortgage Servicing
Summary of Operations
Total net interest income and noninterest income	6			(2)										11	1	17	18	51
Intersegment Eliminations | Community Banking
Summary of Operations
Total net interest income and noninterest income	0			(5)										(1)	(10)	(15)	(3)	3
Intersegment Eliminations | Other
Summary of Operations
Total net interest income and noninterest income	$ (7)			$ (5)										$ (12)	$ (10)	$ (12)	$ (13)	$ (22)